Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Bank deposits	$ 1,846,842	$ 9,457,061
Short term investments	47,270,788	47,958,289
Total	$ 49,117,630	$ 57,415,350	$ 61,822,137